Financial Instruments - Assets and Liabilities Not Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Document Period End Date	Dec. 31, 2017
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt	$ 33,538	$ 31,398
Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt	37,253	34,896
Level 2 [Member] | Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of long-term debt	$ 37,253	$ 34,896